MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000




                                        October 17, 2003



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re: MFS(R)Series Trust I (File Nos. 33-7638 and 811-4777), on Behalf of MFS(R)Strategic Growth Fund MFS(R)New Discovery Fund, MFS(R)Value Fund and MFS(R)Research International Fund; MFS(R)Series Trust II (File Nos. 33-7637 and 811-4775), on Behalf of MFS(R)Emerging Growth Fund; MFS(R)Series Trust III (File Nos. 2-60491 and 811-2794) on Behalf of MFS(R)High Income Fund; MFS(R)Series Trust IV (File Nos. 2-54607 and 811-2594), on Behalf of MFS(R) Mid Cap Growth Fund, MFS(R)Government Money Market Fund and MFS(R)Money Market Fund; MFS(R)Series Trust V (File Nos. 2-38613 and 811-2031), on Behalf of MFS(R)Total Return Fund, MFS(R)Research Fund and MFS(R)International New Discovery Fund; MFS(R)Series Trust VI (File Nos. 33-34502 and 811-6102), on Behalf of MFS(R)Global Equity Fund; MFS(R)Series Trust VII (File Nos. 2-68918 and 811-3090), on Behalf of MFS(R)Capital Opportunities Fund; MFS(R) Series Trust VIII (File Nos. 33-37972 and 811-5262) on Behalf of MFS(R)Global Growth Fund; MFS(R)Series Trust IX (File Nos. 2-50409 811-2464), on Behalf of MFS(R)Bond Fund, MFS(R)Limited Maturity Fund, MFS(R)Research Bond Fund and MFS(R)Intermediate Investment Grade Bond Fund; MFS(R)Series Trust X (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R)Conservative Allocation Fund, MFS(R)Moderate Allocation Fund, MFS(R)Growth Allocation Fund and MFS(R)Aggressive Growth Allocation Fund; MFS(R)Series Trust XI (File Nos. 33-68310 and 811-7992) on Behalf of MFS(R)Mid Cap Value Fund; Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859); Massachusetts Investors Trust (File Nos. 2-11401 and 811-203); and MFS(R)Government Securities Fund (File Nos. 2-74959 and 811-3327) (together, the "Trusts")

Ladies and Gentlemen:

     This letter serves as notification of the existence of a Spanish language version of the Statement of Additional Information - Part II ("SAI") dated January 1, 2003 of the above-named funds. The SAI is a common document used by the above funds and was first filed electronically with the Securities and Exchange Commission on December 20, 2002, pursuant to Rule 485BPOS under the Securities Act of 1933 (EDGAR Accession No. 0001047469-02-007775).

     Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the SAI filed as described above is a fair and accurate English translation of the corresponding foreign language document.

     Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and Assistant
                                        Clerk of the Trusts